Quarterly Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings [Abstract]
Earnings (loss) from continuing operations		$ 2,645	$ 1,915	$ 1,813	$ (4,673)	$ 3,690	$ 2,130	$ 2,180	$ 1,491	$ 1,700	$ 9,490	$ 7,881
Losses from discontinued operations, net of tax		3,758	629	(2,947)	(8,936)	1,649	1,378	1,367	1,461	(7,495)	5,855	5,475
Net earnings (loss)		6,403	2,545	(1,134)	(13,608)	5,339	3,508	3,546	2,952	(5,795)	15,345	13,355
Net Income (Loss) Attributable to Noncontrolling Interest		103	39	225	(35)	187	(29)	0	(47)	332	112	298
Net Income (Loss) Attributable to Parent		$ 6,301	$ 2,506	$ (1,360)	$ (13,573)	$ 5,152	$ 3,536	$ 3,546	$ 2,999	(6,126)	15,233	13,057
Preferred stock dividends declared										18	0	0
Net earnings (loss) attributable to GE common shareowners										$ (6,145)	$ 15,233	$ 13,057	$ 13,641	$ 13,120
Earnings From Continuing Operations Per Share [Abstract]
Diluted earnings (loss) per share		$ 0.26	$ 0.19	$ 0.17	$ (0.45)	$ 0.35	$ 0.22	$ 0.22	$ 0.15	$ 0.17	$ 0.94	$ 0.74
Basic earnings (loss) per share		0.26	0.19	0.17	(0.45)	0.36	0.22	0.22	0.15	0.17	0.95	0.74
Earnings Per Share Discontinued Operations
Earnings (loss) from discontinued operations-Diluted		0.38	0.05	(0.3)	(0.9)	0.15	0.13	0.13	0.14	(0.78)	0.56	0.53
Earnings (loss) from discontinued operations-Basic		0.38	0.05	(0.3)	(0.9)	0.16	0.13	0.14	0.14	(0.78)	0.57	0.53
Earnings Per Share [Abstract]
Diluted earnings (loss) per share		0.64	0.25	(0.13)	(1.35)	0.51	0.35	0.35	0.3	(0.61)	1.5	1.27
Basic earnings (loss) per share		$ 0.64	$ 0.25	$ (0.13)	$ (1.35)	$ 0.51	$ 0.35	$ 0.35	$ 0.3	$ (0.62)	$ 1.51	$ 1.28
Sales of goods and services										$ 105,809	$ 106,758	$ 100,543
Revenues										117,386	117,184	113,245	112,588	110,062
Net earnings (loss) from continuing operations attributable to GE common shareowners										1,663	9,535	7,618	8,646	8,081
GE
Earnings [Abstract]
Earnings (loss) from continuing operations										1,746	9,485	7,864
Losses from discontinued operations, net of tax										(7,807)	5,698	5,439	4,995	5,039
Net earnings (loss)	[1]									(6,061)	15,182	13,303
Net Income (Loss) Attributable to Noncontrolling Interest	[1]									83	(50)	245
Net Income (Loss) Attributable to Parent	[1]									(6,145)	15,233	13,057
Preferred stock dividends declared										0	0	0
Net earnings (loss) attributable to GE common shareowners										(6,145)	15,233	13,057
Earnings Per Share [Abstract]
Sales of goods and services		$ 30,614	$ 25,612	$ 26,141	$ 23,839	$ 31,046	$ 26,025	$ 26,225	$ 24,011
Gross profit from sales		7,556	6,275	6,033	5,514	7,870	6,146	6,089	5,327
Revenues										100,700	109,546	104,599
Net earnings (loss) from continuing operations attributable to GE common shareowners										1,663	9,535	7,618
GE Capital
Earnings [Abstract]
Earnings (loss) from continuing operations										(7,718)	1,537	716
Losses from discontinued operations, net of tax										(7,485)	5,860	5,540
Net earnings (loss)										(15,202)	7,397	6,256
Net Income (Loss) Attributable to Noncontrolling Interest										248	162	53
Net Income (Loss) Attributable to Parent										(15,450)	7,234	6,204
Preferred stock dividends declared										330	322	298
Net earnings (loss) attributable to GE common shareowners										(15,780)	6,912	5,906
Earnings Per Share [Abstract]
Revenues		2,585	2,660	2,690	2,866	2,919	2,763	2,676	2,963	10,801	11,320	11,267	$ 11,268	$ 11,843
Net earnings (loss) from continuing operations attributable to GE common shareowners		$ (1,447)	$ (154)	$ (332)	$ (5,721)	$ 348	$ 226	$ 468	$ 489	$ (7,983)	$ 1,209	$ 401

[1]	(a) Represents the adding together of all affiliated companies except GE Capital, which is presented on a one-line basis.